Earnings (Loss) Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Earnings Per Share [Abstract]
Net income (loss) for basic and diluted earnings (loss) per share available to common shareholders from continuing operations	$ 405	$ (1,206)	$ (208)
Debentures fair value impact on EPS	0	0	430
Interest expense, debt	0	0	75
Net Income (Loss) Available to Common Stockholders, Diluted	$ 405	$ (1,206)	$ (563)
Weighted-average number of shares outstanding (000's) - basic and diluted	532,888,000	525,265,000	526,303,000
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	12,998,000	0	0
Dilutive Securities, Effect on Basic Earnings Per Share, Dilutive Convertible Securities	0	0	125,000,000
Weighted Average Number of Shares Outstanding, Diluted	545,886,000	525,265,000	651,303,000
Earnings Per Share, Basic	$ 0.76	$ (2.30)	$ (0.40)
Earnings Per Share, Diluted	$ 0.74	$ (2.30)	$ (0.86)
Employee Stock Option [Member]
Earnings Per Share [Line Items]
Outstanding Options In-the-Money	790,918
Restricted Share Units (RSUs)
Earnings Per Share [Line Items]
Outstanding RSUs In-the-Money	14,068,069